REVENUE RECOGNITION (Details - Revenues) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Disaggregation of Revenue [Line Items]
Revenues	$ 4,651,352	$ 2,458,290	$ 10,884,737	$ 8,001,641
Engineering Design Services [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,532,414	549,636	3,659,667	1,986,856
Optical Components [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,927,963	1,456,213	4,873,294	4,330,511
Medical Device [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 1,190,975	$ 452,441	$ 2,351,776	$ 1,684,274